Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Share	Class A Preferred Shares	Class B Preferred Shares	Additional paid-in capital	Statutory Reserve	Retained earnings (Accumulated Deficit)	Accumulated other comprehensive (loss) income	Non- controlling interest	Total
Balance at Dec. 31, 2018				$ 98,036,152	$ 6,621,063	$ (136,620,068)	$ (4,037,404)	$ 76	$ (36,000,181)
Balance (in Shares) at Dec. 31, 2018	25,288,003
Forfeiture of restricted shares
Forfeiture of restricted shares (in Shares)	(152)
Acquisition of a subsidiary by issuance of Class B Preferred Shares (Note 4)			$ 31,087,732					16,936,604	48,024,336
Acquisition of a subsidiary by issuance of Class B Preferred Shares (Note 4) (in Shares)			291,795,150
Disposal of a variable interest entity (Note 5)				(94,723,963)	(5,981,661)	100,705,624	2,691,969		2,691,969
Disposal of a variable interest entity (Note 5) (in Shares)
Net income (loss)						24,212,800		76,108	24,288,908
Reclassification of Class A Preferred Shares		$ 9,652,527							9,652,527
Reclassification of Class A Preferred Shares (in Shares)		715,000
Dividend to shareholders		$ 686,400				(686,400)
Dividend to shareholders (in Shares)
Transfer to statutory reserve					19,260	(19,260)
Transfer to statutory reserve (in Shares)
Foreign currency translation adjustments							1,337,529	97,733	1,435,262
Balance at Dec. 31, 2019		$ 10,338,927	$ 31,087,732	3,312,189	658,662	(12,407,304)	(7,906)	17,110,521	50,092,821
Balance (in Shares) at Dec. 31, 2019	25,287,851	715,000	291,795,150
Net income (loss)						(1,692,654)		838,048	(854,606)
Deconsolidation of subsidiaries					(639,402)	639,402	190,396	(4,162)	186,234
Deconsolidation of subsidiaries (in Shares)
Dividend to shareholders		$ 686,400				(686,400)
Dividend to shareholders (in Shares)
Transfer to statutory reserve					183,332	(183,332)
Transfer to statutory reserve (in Shares)
Foreign currency translation adjustments							2,127,879	1,334,101	3,461,980
Foreign currency translation adjustments (in Shares)
Balance at Dec. 31, 2020		$ 11,025,327	$ 31,087,732	3,312,189	202,592	(14,330,288)	2,310,369	19,278,508	52,886,429
Balance (in Shares) at Dec. 31, 2020	25,287,851	715,000	291,795,150
Net income (loss)						371,091		386,210	757,301
Deconsolidation of subsidiaries							(2,494)		(2,494)
Deconsolidation of subsidiaries (in Shares)
Dividend to shareholders		$ 686,400				(686,400)
Dividend to shareholders (in Shares)
Transfer to statutory reserve					160,205	(160,205)
Transfer to statutory reserve (in Shares)
Foreign currency translation adjustments							820,211	488,233	1,308,444
Balance at Dec. 31, 2021		$ 11,711,727	$ 31,087,732	$ 3,312,189	$ 362,797	$ (14,805,802)	$ 3,128,086	$ 20,152,951	$ 54,949,680
Balance (in Shares) at Dec. 31, 2021	25,287,851	715,000	291,795,150